Supplement Dated February 16, 2010
To The Prospectus Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On December 17-18, 2009, Jackson National Asset Management, LLC recommended and the Board of Trustees of the JNL Series Trust (“Board”) approved the following changes that will be effective May 1, 2010.

Contract owners will be sent an Information Statement containing additional information on the change of sub-adviser for the JNL/Capital Guardian International Small Cap Fund.

A change of sub-adviser was approved for JNL/Capital Guardian International Small Cap Fund (“Fund”).  The Fund will be sub-advised by Franklin Templeton Institutional, LLC.  The name of the Fund will change to JNL/Franklin Templeton International Small Cap Growth Fund.

This Supplement is dated February 16, 2010.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440 04/09.)

CMX5036 02/10

Supplement Dated February 16, 2010
To The Prospectus Dated April 6, 2009

JNL® Series Trust

Please note that the changes the changes apply to all contracts issued after May 1, 2010.

The JNL/AIM Small Cap Growth Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Mid Cap Equity Fund, and JNL/Oppenheimer Global Growth Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

The JNL/Mellon Capital Management European 30 Fund and JNL/Mellon Capital Management Pacific Rim 30 Fund (the “Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in the Funds.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

This Supplement is dated February 16, 2010.

(To be used with VC5995 04/09.)

JMX5035 02/10